BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Maturities of ESOP Debt [Table Text Block]	At December 31, 2012, the remaining principal balance on the ESOP debt is payable as follows (in thousands):

2013	$455
2014	475
2015	495
2016	516
2017	539
Thereafter	3,120
Total	$5,600

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
Shares held by the ESOP include the following at December 31, 2012 and 2011:

	December 31,
	2012	2011
	(Dollars In Thousands)
Allocated	184,674	158,431
Committed to be allocated	48,637	48,637
Unallocated	556,438	605,075
Total shares	789,749	812,143
Fair value of unallocated shares	$6,399	$5,960

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option was determined at the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2012	2011	2010
Expected term (years)	10.00	10.00	10.00
Expected dividend yield	1.45%	1.70%	1.50%
Expected volatility	24.06%	39.27%	38.98%
Risk-free interest rate	1.86%	3.36%	3.70%
Fair value of options granted	$2.96	$4.04	$2.55

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of activity for the Company’s stock options for the year ended December 31, 2012:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Options outstanding at beginning of year	505,887	$10.47
Options granted	412,500	11.03
Options exercised	(1,796)	5.68
Options forfeited	(10,992)	10.40
Options outstanding at end of year	905,599	10.73	6.51
Options exercisable at end of year	407,682	11.06	2.97

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents the summary of activity for the Company’s unvested restricted shares for the year ended December 31, 2012.

	Shares	Weighted Average Grant Date Fair Value

Unvested restricted shares at beginning of year	7,184	$6.22
Restricted shares granted	168,000	11.01
Restricted shares vested	(2,082)	5.73
Unvested restricted shares at end of year	173,102	10.87